Submission	Mar. 23, 2026
Submission [Line Items]
Central Index Key	0000023197
Registrant Name	COMTECH TELECOMMUNICATIONS CORP /DE/
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES